Right to Use Assets and Leases payable - Summary of Information About Right of Use Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Adoption IFRS 16	R$ 1,363,803	R$ (46,066)
Write-offs	(52,129)
Effect of foreign currency exchange rate variation	88,796
Right of use assets	1,980,912
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Adoption IFRS 16	1,731,427
Additions and remeasurement	402,864
Write-offs	(50,462)
Transfer	111,822
Effect of foreign currency exchange rate variation	85,319
Amortization	(300,058)
Right of use assets	1,980,912
Right-of-use assets [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Adoption IFRS 16	1,731,427
Additions and remeasurement	402,864
Write-offs	(57,586)
Transfer	125,890
Effect of foreign currency exchange rate variation	85,202
Right of use assets	2,287,797
Right-of-use assets [member] | Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Write-offs	7,124
Transfer	(14,068)
Effect of foreign currency exchange rate variation	117
Amortization	(300,058)
Right of use assets	R$ (306,885)
Right-of-use assets [member] | Real Estate [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life	7 years
Adoption IFRS 16	R$ 1,636,330
Additions and remeasurement	308,622
Write-offs	(55,605)
Transfer	98,043
Effect of foreign currency exchange rate variation	80,930
Right of use assets	2,068,320
Right-of-use assets [member] | Real Estate [Member] | Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Write-offs	6,682
Effect of foreign currency exchange rate variation	36
Amortization	(262,750)
Right of use assets	(256,032)
Right-of-use assets [member] | Port Area [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions and remeasurement	68,007
Right of use assets	68,007
Right-of-use assets [member] | Port Area [Member] | Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	R$ 0
Right-of-use assets [member] | Other assets [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life	4 years
Adoption IFRS 16	R$ 95,097
Additions and remeasurement	26,235
Write-offs	(1,981)
Transfer	27,847
Effect of foreign currency exchange rate variation	4,272
Right of use assets	151,470
Right-of-use assets [member] | Other assets [member] | Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Write-offs	442
Transfer	(14,068)
Effect of foreign currency exchange rate variation	81
Amortization	(37,308)
Right of use assets	R$ (50,853)